Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense	$ 344	$ 0	$ 0
Deferred Foreign Income Tax Expense (Benefit)	$ 0